EVENTS AFTER THE REPORTING PERIOD	9 Months Ended
Sep. 30, 2019
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

22.         EVENTS AFTER THE REPORTING PERIOD

Subsequent to September 30, 2019, the Company granted 140,000 options to purchase Common Shares with an exercise price of $1.22. These options vest over three years with an expiry date five years from the grant date.

On October 7, 2019, the Company announced that its Verdélite facility had received its license amendment from Health Canada for the complete growing and processing area in its 88,000 square foot indoor facility.

On October 15, 2019, the Company announced that it received its cultivation amendment license from Health Canada for the first of two 78,000 square foot greenhouse at its organic cannabis growing facility in Metro Vancouver.

On October 16, 2019, the Company announced that its Verdélite facility received its sales license amendment from Health Canada.

On October 30, 2019, the Company announced an internal reorganization including the reduction of its workforce and other expenditures. As part of the reorganization, the Company reduced its workforce by approximately 65 staff positions. These reductions included the departures of Mr. Rob Hill, Chief Financial Officer and Corporate Secretary, and Mr. Sean Rathbone, Chief Operating Officer. These changes are focused on improving cash flow in the near term and the goal of building long term profitability. Ms. Jenn Hepburn was appointed Chief Financial Officer and Corporate Secretary. Dr. Avtar Dhillon, President and Chairman of the Company, ceased to be President and continues as Executive Chairman. Mr. Riaz Bandali, CEO of the Company, continues as President and CEO

On November 19, 2019, the Company’s joint venture partner Village Farms, provided notice seeking to have certain shares the Company owns in the Joint Venture released from escrow and cancelled as a result of the alleged non-payment of $5.94 million due to the Joint Venture from the Company. The Company has delivered a written notice disputing the release and cancellation of any shares of the Joint Venture held by the Company. On November 20, 2019 Village Farms provided notice of arbitration to the Company with respect to this matter.

The Company also understands that Village Farms has advanced $5.94 million to the Joint Venture, purportedly as a subscription for additional shares of the Joint Venture. The Company also disputes the right of Village Farms to acquire such shares. To the knowledge of the Company, as of November 29, 2019, there has been no change in the ownership of the Joint Venture.

On November 20, 2019, the Company demanded repayment of a $13.0 million loan made by the Company to the Joint Venture.

On November 29, 2019, the Company closed an offering with a single Canadian institutional accredited investor (the “Placement Investor”) under which the Placement Investor purchased 4,385,965 units of the Company (each, a "Unit") at a price of $0.57 per Unit for total gross proceeds of $2,500,000 (the “Offering”).

Each Unit consists of one Common Share of the Company and one Common Share purchase warrant (each, a "Warrant"). Each Warrant will entitle the Placement Investor to acquire one common share of the Company (each, a "Warrant Share") at a price of $0.75 per Warrant Share for a period of five years following the closing of the Offering. In the event that the closing sale price of the Common Shares on the TSX Venture Exchange, or such other principal exchange on which the Common Shares are then trading, is greater than $1.50 per Share for a period of 10 consecutive trading days at any time after the closing of the Offering, the Company may accelerate the expiry date of the Warrants by giving written notice to the Placement Investor and in such case the Warrants will expire on the 15th day after the date on which such notice is given by the Company. The Placement Investor had also agreed to purchase from Sciences, 4,385,965 Common Shares of the Company (each, a "Secondary Share") at a price of $0.57 per Secondary Share (the "Secondary Sale"). The Company will not receive any proceeds from the Secondary Sale. The Treasury Shares and the Secondary Shares were offered by way of a shelf prospectus supplement filed November 15 in all of the provinces of Canada pursuant to National Instrument 44-102 – Shelf Distributions. The Company intends to use the net proceeds for general working capital purposes.